PROPERTY, PLANTS AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation	$ 4,774	$ 6,241	$ 5,500